Financial liabilties designated at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities measured at fair value

22	Trading liabilities

	2023	2022
	£m	£m
Deposits by banks[1]	5,313	4,337
Customer accounts[1]	4,955	5,812
Other debt securities in issue	21	812
Other liabilities – net short positions in securities	31,987	30,304
At 31 Dec	42,276	41,265
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.

	2023	2022¹
	£m	£m
Deposits by banks and customer accounts	5,555	4,864
Liabilities to customers under investment contracts	1,002	943
Debt securities in issue	25,194	20,666
Subordinated liabilities (Note 26)	794	809
At 31 Dec	32,545	27,282
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. 2022 comparative data have been restated.

Subordinated liabilities
	2023	2022
	£m	£m
At amortised cost	14,920	14,528
– subordinated liabilities	14,220	13,828
– preferred securities	700	700
Designated at fair value (Note 23)	794	809
– subordinated liabilities	794	809
At 31 Dec	15,714	15,337

Subordinated liabilities of the group
		Carrying amount
		2023	2022
		£m	£m
Additional tier 1 instruments guaranteed by the bank
£700m	5.844% Non-cumulative Step-up Perpetual Preferred Securities[1,5,6]	605	569
Tier 2 instruments
£300m	6.5% Subordinated Notes 2023[3,7]	—	134
€1,500m	Floating Rate Subordinated Loan 2032	1,299	1,326
€1,500m	Floating Rate Subordinated Loan 2024[7]	—	1,329
$300m	7.65% Subordinated Notes 2025[2]	136	141
$750m	HSBC Bank plc 4.19% Subordinated Loan 2027	571	593
£200m	Floating Rate Subordinated Loan 2028	200	200
€300m	Floating Rate Subordinated Loan 2028	261	266
€260m	Floating Rate Subordinated Loan 2029	226	230
£350m	5.375% Callable Subordinated Step-up Notes 2030[3,4,6]	61	60
$2,000m	HSBC Bank plc 1.625% Subordinated Loan 2031	1,462	1,497
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,627	1,583
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,627	1,583
€1,250m	HSBC Bank plc 0.25% Subordinated Loan 2031	1,017	990
£500m	5.375% Subordinated Notes 2033[3]	162	152
£225m	6.25% Subordinated Notes 2041[3]	50	47
£600m	4.75% Subordinated Notes 2046[3]	191	191
$750m	Undated Floating Rate Primary Capital Notes[7]	—	624
$500m	Undated Floating Rate Primary Capital Notes[7]	—	415
$300m	Undated Floating Rate Primary Capital Notes (Series 3)[7]	—	249
$1,250m	HSBC Bank plc floating Subordinated Loan 2028	978	1,035
$1,100m	HSBC Bank plc floating Subordinated Loan 2033	860	910
€400m	HSBC Bank plc floating Subordinated Loan 2028	353	362
€400m	HSBC Bank plc floating Subordinated Loan 2027	353	361
€500m	HSBC Bank plc floating Subordinated Loan 2028	433	443
€500m	HSBC Bank plc floating Subordinated Loan 2028	433	—
€500m	HSBC Bank plc floating Subordinated Loan 2028	433	—
€85m	HSBC Bank plc 5.15% Subordinated Loan 2030	74	—
€800m	HSBC Bank plc floating Subordinated Loan 2029	693	—
€65m	HSBC Bank plc 5.24% Subordinated Loan 2033	56	—
$800m	HSBC Bank plc 6.79% Subordinated Loan 2028	651	—
€800m	HSBC Bank plc floating Subordinated Loan 2029	693	—
€800m	HSBC Bank plc floating Subordinated Loan 2029	173	—
Other Tier 2 instruments each less than £100m		36	47
At 31 Dec		15,714	15,337

1    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021. Also, the interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
2    The bank tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security is $300m.
3    The bank tendered for these securities in November 2022. The principal balance is £135m, £61m, £157m, £70m and £237m respectively. The original notional values of these securities are £300m, £350m, £500m, £225m and £600m respectively.
4 The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5 See paragraph below, ‘Guaranteed by HSBC Bank plc’.
6 These securities are ineligible for inclusion in the capital base of the group.
7 Redeemed in 2023.